Summary of Significant Accounting Policies and Practices - Schedule of Loss on Discontinued Operations (Details) - Discontinued Operations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Schedule of Loss on Discontinued Operations [Line Items]
Revenue	$ 81,977	$ 453
Expenses	(83,049)	(998)
Loss on discontinued operations	$ (1,072)	$ (545)